Refundable Deposit for Investment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Refundable Deposit for Investment [Abstract]
REFUNDABLE DEPOSIT FOR INVESTMENT

12. REFUNDABLE DEPOSIT FOR INVESTMENT

The balance of RMB58,953 (US$8,112) at the end of June 30,2024 represented loans in the original aggregate principal amount RMB80,183 made to Shanghai Lingneng Electricity Selling Co., Ltd. (“SH Lingneng”) for its operations pursuant to loan agreements entered into in 2019, bearing an interest rate of 3% per annum. Subsequently in August 2022, AHYS entered into a term sheet, the result of which would be an investment into SH Lingneng’s interest equity (the “Transaction”) by AHYS. The final terms and arrangements of this potential Transaction will be determined by Share Purchase Agreement (“SPA”), Shareholders’ Agreement (“SHA”), Memorandum of Association (“MA”) and other documents associated with the Transaction. On February 28, 2024, AHYS entered into a termination agreement (“Termination Agreement”) to terminate the Transaction with SH Lingneng. According to the terms in the Termination Agreement, SH Lingneng should repay all investment funds before December 31, 2026. AHYS has collected RMB13,821 (US$1,902) during the six months ended June 30, 2024.

12. REFUNDABLE DEPOSIT FOR INVESTMENT

The balance represented loans to Shanghai Lingneng Electricity Selling Co., Ltd. (“SH Lingneng”) for its operations pursuant to loan agreements entered into in 2019, bearing an interest rate of 3% per annum. Subsequently in August 2022, the Company entered into a term sheet, the result of which would be the investment into SH Lingneng’s interest equity (“Transaction”). Final terms and arrangements of this potential Transaction would be determined on Share Purchase Agreement (“SPA”), Shareholders’ Agreement (“SHA”), Memorandum of Association (“MA”) and other documents associated with the Transaction. As of December 31,2022, the balance of the refundable deposit for investment is RMB80,183, the Company has recovered RMB7,409 of the refundable investment funds in 2023, and the balance of the refundable deposit for investment is RMB72,774 (US$10,250) as of December 31,2023. On February 28, 2024, the Company entered into an investment termination agreement, pursuant to which Shanghai Lingneng shall pay no less than one third of the total amount per annum in the following three years. As of the date of this prospectus, the Company has received a refund of RMB2,285 (US$322).